Organization, Business Operation and Going Concern (Details) - USD ($)			1 Months Ended		12 Months Ended			29 Months Ended
	Oct. 19, 2022	Jul. 22, 2021	Jan. 22, 2024	Aug. 16, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023	Mar. 21, 2024	Jul. 24, 2023	Jul. 21, 2023	Jul. 18, 2022
Organization, Business Operation and Going Concern [Line Items]
Price per unit (in Dollars per share)	$ 10.29				$ 11.73			$ 11.73
Transaction costs					$ 9,562,126
Underwriting commissions					2,766,246
Deferred underwriting commissions					4,840,931
Fair value of representative shares					1,383,123
Other cash offering costs					$ 571,826
Percentage of outstanding voting rights					50.00%
Proceeds from initial public offerings		$ 138,312,300					$ 138,312,300
Sale of price per unit (in Dollars per share)					$ 10			10
Percentage of obligation to redeem public share					100.00%
Condition for future business combination threshold net tangible assets					$ 5,000,001
Payments for investment of cash in trust account					$ 1,383,123
Per share (in Dollars per share)					$ 11.14			$ 11.14
Principal amount												$ 1,383,123
Proceeds from sale of trust assets	$ 125,587,180.34
Cash held in trust account					$ 4,209,931.03
Trust account					14,008,650.13
Deposited into the Trust Account					360,000			$ 360,000
Installment payments					60,000
Aggregate deposit held in trust account											$ 60,000
Deposited in trust account					360,000			360,000
Interest to pay dissolution expenses					$ 100,000
Trust account per share (in Dollars per share)					$ 10.15
Payment to trust account								1,017,913
Remitted tax authority					$ 777,312			777,312
Income tax liability								134,428
Franchise tax								75,143
Government authorities								181,316
Operating account					162,933
Withdraw fee from turst account					77,668
Cash amount					162,933	$ 303,449		162,933
Working capital deficit					4,493,502	2,882,521
Principal amount			$ 1,000,000							$ 300,000
Working capital loans outstanding					715,000	$ 0		$ 715,000
Consideration amount					$ 125,000,000
Tax percentage				1.00%
Inflation Reduction Act of 2022 [Member]
Organization, Business Operation and Going Concern [Line Items]
Tax percentage				1.00%
Minimum [Member]
Organization, Business Operation and Going Concern [Line Items]
Sale of price per unit (in Dollars per share)					$ 0.048			$ 0.048
IPO [Member]
Organization, Business Operation and Going Concern [Line Items]
Units issued during period shares new issues (in Shares)		13,831,230			1,875,000
Price per unit (in Dollars per share)		$ 10
Stock option exercised, shares (in Shares)	12,204,072
Proceeds from initial public offerings		$ 140,386,985
Sale of price per unit (in Dollars per share)		$ 10.15
Sponsor payment					$ 25,000			$ 25,000
Public Shares [Member]
Organization, Business Operation and Going Concern [Line Items]
Price per unit (in Dollars per share)		10
Percentage of obligation to redeem public share					100.00%
Private Placement [Member]
Organization, Business Operation and Going Concern [Line Items]
Price per unit (in Dollars per share)		$ 10
Number of unit sold (in Shares)		675,593
Over-Allotment Option [Member]
Organization, Business Operation and Going Concern [Line Items]
Units issued during period shares new issues (in Shares)		1,875,000
Stock option exercised, shares (in Shares)		1,331,230
Stock issued during period shares (in Shares)					143,750
Class A Common Stock [Member]
Organization, Business Operation and Going Concern [Line Items]
Units issued during period shares new issues (in Shares)					13,831,230
Price per unit (in Dollars per share)					$ 11.2			$ 11.2
Representative shares (in Shares)					138,312
Common stock, par value (in Dollars per share)					$ 0.0001	$ 0.0001		0.0001
Stock issued during period shares (in Shares)					376,002
Class A Common Stock [Member] | IPO [Member]
Organization, Business Operation and Going Concern [Line Items]
Price per unit (in Dollars per share)		$ 0.0001
Class B Common Stock [Member]
Organization, Business Operation and Going Concern [Line Items]
Common stock, par value (in Dollars per share)					$ 0.0001	$ 0.0001		$ 0.0001
Subsequent Event [Member]
Organization, Business Operation and Going Concern [Line Items]
Aggregate deposit held in trust account			60,000						$ 180,000
Sponsor payment			1,000,000
Issuance of principal amount			$ 1,000,000
Subsequent Event [Member] | Class A Common Stock [Member]
Organization, Business Operation and Going Concern [Line Items]
Price per unit (in Dollars per share)			$ 2,024
Aggregate deposit held in trust account			$ 360,000
Founder Shares [Member]
Organization, Business Operation and Going Concern [Line Items]
Sponsor payment					$ 300,000			$ 300,000
Sponsor [Member]
Organization, Business Operation and Going Concern [Line Items]
Sale of price per unit (in Dollars per share)					$ 10.15			$ 10.15
Principal amount					$ 415,000			$ 415,000			$ 300,000
Advance from sponsor					$ 415,000			$ 415,000
Sponsor [Member] | Private Placement [Member]
Organization, Business Operation and Going Concern [Line Items]
Units issued during period shares new issues (in Shares)					571,859
Price per unit (in Dollars per share)					$ 10			$ 10
Business Combination [Member]
Organization, Business Operation and Going Concern [Line Items]
Minimum percentage of voting interests to be acquired in business combination.					80.00%
Per share (in Dollars per share)					$ 0.1			$ 0.1